ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
Basis of accounting
Basis of accounting
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total  equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

The Company accounts for all business combinations by the purchase method in accordance with ASC 805. The Company assesses whether it has purchased a business or a group of assets. The Company ascertains the cost of the asset (or net asset) group and allocates that cost to the individual assets (or individual assets and liabilities) that make up the group in accordance with this guidance.  A portion of the cost of the group of assets is then assigned to each individual asset (or assets) acquired on the basis of its fair value.

Investments in companies over which the Company has the ability to exercise significant influence but does not control are accounted for using the equity method. The Company records its investments in equity-method investees in the consolidated balance sheets as "Investment in unconsolidated subsidiaries and associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of unconsolidated subsidiaries and associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in unconsolidated subsidiaries and associated companies".

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fees paid on the early redemption of debt in 2010 of $2.7 million have been reclassified in the consolidated statement of cash flows for the year ended December 31, 2010 from Investing Activities to Operating Activities.

Revision of Prior Period Financial Statements
Revision of Prior Period Financial Statements
The Company determined that for the year ended December 31, 2010 diluted earnings per share had been improperly calculated because it excluded the dilutive effect of convertible bonds using the "if converted" method of calculation.  The Company does not believe this error was material to the previously issued financial statements but has revised these financial statements to correct the presentation of diluted earnings per share for the year-ended December 31, 2010 from $2.07 as previously reported to $2.01 as revised.

Cash and cash equivalents
Cash and cash equivalents
For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash and investments
Restricted cash and investments
Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, and management fees which must be maintained in accordance with contractual arrangements.

Restricted investments consists of deposits in guaranteed investment contracts ("GICs"), which must be maintained in accordance with contractual arrangements and may only be used to pay principal interest on the Company's debt and management fees. The GICs are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment ("MVA") is added to the value of the investment at the termination date. On January 18, 2011, the Windsor Companies received $3.6 million being the MVA to a GIC for which termination notice was given by the Windsor Companies in December 2010. On March 11, 2011, the Golden State Companies received $8.8 million being the MVA to an investment in a GIC for which termination notice was given by the Golden State Companies in February 2011. The $3.6 million in respect of the Windsor Companies was recorded in 2010 and the $8.8 million in respect of the Golden State Companies was recorded in 2011 in "Other non-operating items, net". At December 31, 2011 no GICs were held.

Marketable securities
Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Inventories	Inventories Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's vessels is 25 years. Other equipment is depreciated over its estimated remaining useful life, which approximates five years.

Vessels and equipment under capital lease
Vessels and equipment under capital lease
The Company charters in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Capital leases are capitalized at the inception of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments.

Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the income statement over the lease period.

When the terms of a lease are modified, other than by renewing the lease or extending its term, the lease is reassessed as if the new terms where in place at inception of the lease. If this results in a different classification of the lease then the modification is considered a new agreement and accounted for as such from the date the modification came into effect. If the provisions of a capital lease are changed in a way that changes the amount of the remaining minimum lease payments, the present balances of the asset and the obligation are adjusted by an amount equal to the difference between the present value of the future minimum lease payments under the revised or new agreement (computed using the interest rate used to recognize the lease initially) and the present balance of the obligation. Where the provisions of a capital lease contain a floating rate element, such as an index linked rate of hire, then the minimum lease payments are assumed to equal the index at inception of the lease. Any variations in the index, and therefore the payments made, are accounted for as contingent rentals and are taken to the statement of operations in the period in which they become payable or receivable.

Depreciation of vessels and equipment under capital lease is included within "depreciation and amortization expense" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Vessel residual values - owned vessels and vessels under capital leases
Vessel residual values – owned vessels and vessels under capital leases
On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for all of its owned vessels and for leased vessels where the Company has an interest in the residual value. The scrap rate was amended from an average of $222 per lightweight ton to $281 per lightweight ton for VLCC's and from an average of $378 per lightweight ton to $281 per lightweight ton for Suezmax's. The resulting change in salvage values has been applied prospectively and reduced depreciation by approximately $0.1 million for the six months ended December 31, 2009. This change also resulted in an increase in net income of approximately $0.1 million with no impact in earnings per share for the year ended December 31, 2009.

Newbuildings
Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels constructed for the Company's own use.

Impairment of long-lived assets
Impairment of long-lived assets
The carrying values of long-lived assets and newbuildings that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Trade accounts receivable
Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Amounts receivable or payable arising from profit sharing arrangements are accrued based on amounts earned as of the reporting date. Profit share income represents vessel earnings earned by the Company's customers in excess of market rates. Profit share expense represents amounts due to Ship Finance based on 20% of the excess of vessel revenues earned by the Company over the base hire paid to Ship Finance for chartering in the vessels.

Expenses relating to the amendment of a charter party contract are recognized over the remaining period of the contract.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula.  Formulae used to allocate net pool revenues vary among different pools but generally allocate revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues. Certain pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Certain pools require the participants to pay and account for voyage expenses, and distribute gross pool revenues to the participants such that the participants' resulting net pool revenues are equal to net pool revenues calculated according to the agreed formula.  Revenues allocated by these pools are included in voyage charter revenues in the consolidated statements of operations.

(Loss) gain on sale of assets and amortization of deferred gains
(Loss) gain on sale of assets and amortization of deferred gains
(Loss) gain on sale of assets and amortization of deferred gains includes gains or losses from the sale of vessels, sale of subsidiaries, gains from the termination of leases, and the amortization of deferred gains. Gains or losses from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. Gains or losses from the sale of subsidiaries are recognized on the date of the transactions and are determined by comparing the proceeds received with the carrying value of the assets and liabilities included in the consolidated financial statements. Gains from the termination of leases are recognized when the lease is effectively terminated and the vessel has been redelivered to the owner. Deferred gains are recorded as Current or Long-term Liabilities as applicable.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Derivatives
Derivatives
Changes in the fair values of forward freight agreements, which are entered into for speculative purposes, are recognized in "mark to market of derivatives" in the consolidated statements of operations. Assets and liabilities arising from the forward freight agreements are netted in accordance with the agreements such that no amounts are recorded in the balance sheet.

Financial instruments
Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Foreign currencies
Foreign currencies
The functional currency of the Company and the majority of its subsidiaries is the U.S. dollar as the majority of revenues and expenditures are denominated in U.S. dollars. The Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses are recorded as a separate component of other comprehensive income in equity.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Share-based payments
Share-based payments
The Company accounts for share based payments in accordance with ASC 718. Accordingly, the Company expenses the fair value of stock options issued to employees over the period in which the options vest.

Earnings per share
Earnings per share
Basic EPS is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Investment in Capital Leases
Investment in Capital Leases
For capital leases that are sales-type leases, the difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. The unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Convertible debt
Convertible debt
Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative.

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.